Condensed Statements of Operations (Unaudited) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Operating Expenses [Abstract]
General and administrative costs	$ 9,672,000	$ 392,649,000
Loss from operations	(9,672,000)	(392,649,000)
Other income:
Interest earned on cash and marketable securities held in Trust Account	0	19,675,000
Total other income	0	19,675,000
Net loss	$ (9,672,000)	$ (372,974,000)
Weighted average shares outstanding of Class A ordinary shares (in shares)	0	6,881,490,000
Basic and diluted weighted average Class B ordinary shares outstanding (in shares)	0	3,141,695,000